                                  ARMADA FUNDS
                                 (THE "TRUST")

                   Supplement dated May 1, 1998 to Prospectus
                            dated December 23, 1997

             RETAIL, INSTITUTIONAL AND B SHARES OF THE TOTAL RETURN
                  ADVANTAGE, INTERMEDIATE BOND, GNMA, BOND AND
                      ENHANCED INCOME FUNDS (THE "FUNDS")

     Effective May 1, 1998, SEI Fund Resources (the "Administrator"), located at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, replaces PFPC Inc. as the administrator to the Funds. SEI Fund Resources is an indirect, wholly-owned subsidiary of SEI Investments Company ("SEI").

     Under its Administration and Accounting Services Agreement with the Trust, SEI provides the Funds with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent of the Funds. SEI is entitled to receive with respect to the Funds an administrative fee, computed daily and paid monthly, at the annual rate of .07% of the aggregate average daily net assets of all of the investment funds of Armada up to the first eighteen (18) billion dollars in assets, and .060% of the aggregate average daily net assets of over eighteen (18) billion dollars in assets, and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Funds.

                  RETAIL SHARES OF THE TOTAL RETURN ADVANTAGE,
            INTERMEDIATE BOND, GNMA, BOND AND ENHANCED INCOME FUNDS

     Effective May 1, 1998, the public offering price for Retail shares of the Total Return Advantage, Intermediate Bond, GNMA and Bond Funds shall be the sum of the net asset value of the Retail shares purchased plus a sales charge assessed as follows:

                                                            TOTAL SALES CHARGE              DEALERS'
                                                      -------------------------------     REALLOWANCE
                                                        AS A % OF       AS A % OF NET      AS A % OF
                                                      OFFERING PRICE     ASSET VALUE     OFFERING PRICE
               AMOUNT OF TRANSACTION                    PER SHARE         PER SHARE        PER SHARE
               ---------------------                  --------------    -------------    --------------
less than $50,000...................................       4.75             5.00              4.75
$50,000 but less than $100,000......................       4.00             4.20              4.00
$100,000 but less than $250,000.....................       3.75             3.90              3.75
$250,000 but less than $500,000.....................       2.50             2.80              2.50
$500,000 but less than $1,000,000...................       2.00             2.00              2.00
$1,000,000 or more..................................       0.00             0.00              0.00

     Effective May 1, 1998, the public offering price for Retail shares of the Enhanced Income Fund shall be the sum of the net asset value of the Retail shares purchased plus a sales charge assessed as follows:

                                                            TOTAL SALES CHARGE              DEALERS'
                                                      -------------------------------     REALLOWANCE
                                                        AS A % OF       AS A % OF NET      AS A % OF
                                                      OFFERING PRICE     ASSET VALUE     OFFERING PRICE
               AMOUNT OF TRANSACTION                    PER SHARE         PER SHARE        PER SHARE
               ---------------------                  --------------    -------------    --------------
less than $100,000..................................       2.75             2.83              2.50
$100,000 but less than $250,000.....................       1.75             1.78              1.50
$250,000 but less than $500,000.....................       1.00             1.01              0.75
$500,000 but less than $1,000,000...................       0.50             0.50              0.25
$1,000,000 or more..................................       0.00             0.00              0.00

     With respect to each Fund, a 1% sales charge, or .25% in the case of the Enhanced Income Fund, will be assessed against a shareholder's fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more.

     With respect to purchases of $1,000,000 or more of a Fund, the adviser may pay from its own funds a fee of 1.00%, or .25% in the case of the Enhanced Income Fund, of the amount invested to the financial institution placing the purchase order.

                    B SHARES OF THE TOTAL RETURN ADVANTAGE,
                         INTERMEDIATE BOND, GNMA, BOND
                    AND ENHANCED INCOME FUNDS (THE "FUNDS").

     Effective May 6, 1998, the contingent deferred sales charge for B shares of the Funds is assessed as follows:

                                                                  CONTINGENT DEFERRED
                                                                  SALES CHARGE (AS A
                      NUMBER OF YEARS                         PERCENTAGE OF DOLLAR AMOUNT
                   ELAPSED SINCE PURCHASE                       SUBJECT TO THE CHARGE)
                   ----------------------                     ---------------------------
Less than one...............................................             5.0%
More than one, but less than two............................             5.0%
More than two, but less than three..........................             4.0%
More than three, but less than four.........................             3.0%
More than four, but less than five..........................             2.0%
After five years............................................             None
After eight years...........................................               *

---------------

* Conversion to Retail shares.

                                  ARMADA FUNDS
                                 (THE "TRUST")

                   Supplement dated May 1, 1998 to Prospectus
                            dated December 23, 1997

           RETAIL, INSTITUTIONAL AND B SHARES OF THE OHIO TAX EXEMPT
                 AND PENNSYLVANIA MUNICIPAL FUNDS (THE "FUNDS")

     Effective May 1, 1998, SEI Fund Resources (the "Administrator"), located at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, replaces PFPC Inc. as the administrator to the Funds. SEI Fund Resources is an indirect, wholly-owned subsidiary of SEI Investments Company ("SEI").

     Under its Administration and Accounting Services Agreement with the Trust, SEI provides the Funds with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent of the Funds. SEI is entitled to receive with respect to the Funds an administrative fee, computed daily and paid monthly, at the annual rate of .07% of the aggregate average daily net assets of all of the investment funds of Armada up to the first eighteen (18) billion dollars in assets, and .060% of the aggregate average daily net assets of over eighteen (18) billion dollars in assets, and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Funds.

                    RETAIL SHARES OF THE OHIO TAX EXEMPT AND
                          PENNSYLVANIA MUNICIPAL FUNDS

     Effective May 1, 1998, the public offering price for Retail shares of the Ohio Tax Exempt and Pennsylvania Municipal Funds shall be the sum of the net asset value of the Retail shares purchased plus a sales charge assessed as follows:

                                                            TOTAL SALES CHARGE              DEALERS'
                                                      -------------------------------     REALLOWANCE
                                                        AS A % OF       AS A % OF NET      AS A % OF
                                                      OFFERING PRICE     ASSET VALUE     OFFERING PRICE
               AMOUNT OF TRANSACTION                    PER SHARE         PER SHARE        PER SHARE
               ---------------------                  --------------    -------------    --------------
less than $100,000..................................       3.00             3.09              2.75
$100,000 but less than $250,000.....................       2.00             2.04              1.75
$250,000 but less than $500,000.....................       1.50             1.52              1.25
$500,000 but less than $1,000,000...................       1.00             1.01              0.75
$1,000,000 or more..................................       0.00             0.00              0.00

     With respect to each Fund, a 1% sales charge will be assessed against a shareholder's fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more.

     With respect to purchases of $1,000,000 or more of a Fund, the adviser may pay from its own funds a fee of 1.00% of the amount invested to the financial institution placing the purchase order.

                      B SHARES OF THE OHIO TAX EXEMPT AND
                         PENNSYLVANIA MUNICIPAL FUNDS.

     Effective May 6, 1998, the contingent deferred sales charge for B shares of the Ohio Tax Exempt and Pennsylvania Municipal Funds is assessed as follows:

                                                        CONTINGENT DEFERRED
                                                        SALES CHARGE (AS A
                 NUMBER OF YEARS                    PERCENTAGE OF DOLLAR AMOUNT
              ELAPSED SINCE PURCHASE                  SUBJECT TO THE CHARGE)
              ----------------------                ---------------------------
Less than one.....................................       5.0%
More than one, but less
  than two........................................       5.0%
More than two, but less
  than three......................................       4.0%
More than three, but less
  than four.......................................       3.0%
More than four, but less
  than five.......................................       2.0%
After five years..................................       None
After eight years.................................         *

---------------

* Conversion to Retail shares.

                                  ARMADA FUNDS

                   Supplement dated May 1, 1998 to Prospectus
                            dated December 23, 1997

              RETAIL AND INSTITUTIONAL SHARES OF THE MONEY MARKET,
                GOVERNMENT MONEY MARKET, TREASURY MONEY MARKET,
              TAX EXEMPT MONEY MARKET AND PENNSYLVANIA TAX EXEMPT
              MONEY MARKET FUNDS, AND B SHARES OF THE MONEY MARKET
                AND TAX EXEMPT MONEY MARKET FUNDS (THE "FUNDS")

     Effective May 1, 1998, SEI Fund Resources (the "Administrator"), located at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, replaces PFPC Inc. as the administrator to the Funds. SEI Fund Resources is an indirect, wholly-owned subsidiary of SEI Investments Company ("SEI").

     Under its Administration and Accounting Services Agreement with the Trust, SEI provides the Funds with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent of the Funds. SEI is entitled to receive with respect to the Funds an administrative fee, computed daily and paid monthly, at the annual rate of .07% of the aggregate average daily net assets of all of the investment funds of Armada up to the first eighteen (18) billion dollars in assets, and .060% of the aggregate average daily net assets of over eighteen (18) billion dollars in assets, and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Funds.

                          B SHARES OF THE MONEY MARKET
                       AND TAX EXEMPT MONEY MARKET FUNDS

     Effective May 6, 1998, the contingent deferred sales charge for B shares of the Money Market and Tax Exempt Money Market Funds is assessed as follows:

                                                                  CONTINGENT DEFERRED
                                                                  SALES CHARGE (AS A
                      NUMBER OF YEARS                         PERCENTAGE OF DOLLAR AMOUNT
                   ELAPSED SINCE PURCHASE                       SUBJECT TO THE CHARGE)
                   ----------------------                     ---------------------------
Less than one...............................................             5.0%
More than one, but less than two............................             5.0%
More than two, but less than three..........................             4.0%
More than three, but less than four.........................             3.0%
More than four, but less than five..........................             2.0%
After five years............................................             None
After eight years...........................................               *

---------------

* Conversion to Retail shares.

                                  ARMADA FUNDS
                                 (THE "TRUST")

                   Supplement dated May 1, 1998 to Prospectus
                            dated December 23, 1997

           RETAIL, INSTITUTIONAL AND B SHARES OF THE SMALL CAP VALUE,
                EQUITY GROWTH, EQUITY INCOME, SMALL CAP GROWTH,
            INTERNATIONAL EQUITY AND CORE EQUITY FUNDS (THE "FUNDS")

     Effective May 1, 1998, SEI Fund Resources (the "Administrator"), located at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, replaces PFPC Inc. as the administrator to the Funds. SEI Fund Resources is an indirect, wholly-owned subsidiary of SEI Investments Company ("SEI").

     Under its Administration and Accounting Services Agreement with the Trust, SEI provides the Funds with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent of the Funds. SEI is entitled to receive with respect to the Funds an administrative fee, computed daily and paid monthly, at the annual rate of .07% of the aggregate average daily net assets of all of the investment funds of Armada up to the first eighteen (18) billion dollars in assets, and .060% of the aggregate average daily net assets of over eighteen (18) billion dollars in assets, and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Funds.

              RETAIL SHARES OF THE SMALL CAP VALUE, EQUITY GROWTH,
             EQUITY INCOME, SMALL CAP GROWTH, INTERNATIONAL EQUITY
                             AND CORE EQUITY FUNDS

     Effective May 1, 1998, the public offering price for Retail shares of the Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity and Core Equity Funds shall be the sum of the net asset value of the Retail shares purchased plus a sales charge assessed as follows:

                                                                TOTAL SALES CHARGE            DEALERS'
                                                          ------------------------------    REALLOWANCE
                                                            AS A % OF      AS A % OF NET     AS A % OF
                                                          OFFERING PRICE    ASSET VALUE    OFFERING PRICE
                 AMOUNT OF TRANSACTION                      PER SHARE        PER SHARE       PER SHARE
                 ---------------------                    --------------   -------------   --------------
less than $25,000.......................................       5.50            5.80             5.50
$25,000 but less than $50,000...........................       5.25            5.50             5.25
$50,000 but less than $100,000..........................       4.75            5.00             4.75
$100,000 but less than $250,000.........................       3.75            3.90             3.75
$250,000 but less than $500,000.........................       3.00            3.10             3.00
$500,000 but less than $1,000,000.......................       2.00            2.00             2.00
$1,000,000 or more......................................       0.00            0.00             0.00

     With respect to each of the above-mentioned Funds, a 1% sales charge will be assessed against a shareholder's fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more.

     With respect to purchases of $1,000,000 or more of a Fund, the adviser may pay from its own funds a fee of 1.00% of the amount invested to the financial institution placing the purchase order.

                B SHARES OF THE SMALL CAP VALUE, EQUITY GROWTH,
                 EQUITY INCOME, SMALL CAP GROWTH, INTERNATIONAL
                  EQUITY AND CORE EQUITY FUNDS (THE "FUNDS").

     Effective May 6, 1998, the contingent deferred sales charge for B shares of the Funds is assessed as follows:

                                                                  CONTINGENT DEFERRED
                                                                  SALES CHARGE (AS A
                      NUMBER OF YEARS                         PERCENTAGE OF DOLLAR AMOUNT
                   ELAPSED SINCE PURCHASE                       SUBJECT TO THE CHARGE)
                   ----------------------                     ---------------------------
Less than one...............................................             5.0%
More than one, but less than two............................             5.0%
More than two, but less than three..........................             4.0%
More than three, but less than four.........................             3.0%
More than four, but less than five..........................             2.0%
After five years............................................             None
After eight years...........................................               *

---------------

* Conversion to Retail shares.